OTHER BORROWINGS - Summary of Other Borrowings (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Summary of Other Borrowings [Abstract]
Advances from the FHLB	$ 77,000	$ 45,000
Other	3	9
Total	$ 77,003	$ 45,009